Changes to the presentation of dividend income and expense (Detail) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018
Disclosure Of Changes To Presentation Of Dividend Income Expense [Line Items]
Interest income from financial instruments measured at fair value through profit or loss	$ (401)	$ (699)	$ (636)	$ (572)	$ (2,308)
Interest expense from financial instruments measured at fair value through profit or loss	151	175	846	160	1,331
Net interest income	(250)	(524)	210	(412)	(976)
Other net income from financial instruments measured at fair value through profit or loss	$ 250	$ 524	$ (210)	$ 412	$ 976